SCHEDULE OF PRO FORMA INFORMATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2024		Mar. 31, 2024		Sep. 30, 2024		Sep. 30, 2023
Related Party Transactions [Abstract]
General and administrative expenses (pro forma)	$ 532,572		$ 949,629		$ 1,929,222		$ 1,809,875
Pro forma net loss and comprehensive loss (pro forma)	$ (305,278)		$ (522,219)		$ (1,215,035)		$ (818,332)
Pro forma net loss per share - basic	$ (0.03)		$ (0.06)		$ (0.13)		$ (0.10)
Pro forma net loss per share - diluted	$ (0.03)		$ (0.06)		$ (0.13)		$ (0.10)
Weighted average number of shares of common stock outstanding - basic	9,531,267	[1]	9,181,426	[1]	9,499,792	[2]	7,918,379	[2]
Weighted average number of shares of common stock outstanding - diluted	9,531,267	[1]	9,181,426	[1]	9,499,792	[2]	7,918,379	[2]

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization and the 1.2-for-1 reverse stock split.
[2]	Shares and per share data are presented on a retrospective basis to reflect the reorganization and the 1.2-for-1 reverse stock split.